Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 353,174	$ 55,647
Investment in preferred equity	2,340,000
Other assets	9,784
Total current assets	3,519,268	55,647
Land	360,000	360,000
Construction in progress	12,887,415	12,887,415
TOTAL ASSETS	16,766,683	13,303,062
Current liabilities
Professional fees payable	2,809,978	47,557
Accrued expenses and other current liabilities	219,054	134,680
Related party payables	3,000	13,000
Interest payable	501,402	331,259
Convertible notes payable to related party		202,383
Total current liabilities	5,264,277	2,524,400
TOTAL LIABILITIES	5,264,277	2,524,400
Commitments and contingencies (Note 9)
STOCKHOLDERS’ EQUITY
Preferred stock; $0.001 par value, 100,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value, 900,000,000 shares authorized; 74,999,777 and 62,329,743 shares issued and outstanding, respectively	75,000	62,330
Subscription receivable	(556,801)	(42,500)
Additional paid-in capital	17,052,806	11,005,442
Accumulated deficit	(5,068,599)	(246,610)
TOTAL STOCKHOLDERS’ EQUITY	11,502,406	10,778,662
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	16,766,683	13,303,062
Related Party [Member]
Current assets
Other receivables	11,699
Current liabilities
Note payable to related party	356,426	356,426
Nonrelated Party [Member]
Current assets
Other receivables	804,611
Current liabilities
Note payable to related party	$ 1,374,417	$ 1,439,095